CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Preferred Shares Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Outstanding	1,000,000	1,000,000	1,000,000
Common Shares Authorized	950,000,000	950,000,000	950,000,000
Common Shares Par Value	$ 0.001	$ 0.001	$ 0.001
Common Shares Issued	450,623,000	442,977,000	357,095,087
Common Shares Outstanding	450,623,000	442,977,000	357,095,087